4. Prepayments and Advances (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Prepayments and advances	$ 1,087,907	$ 928,682	$ 859,277
Advances to Employees [Member]
Prepayments and advances		0	4,960
Prepaid Services and Fees [Member]
Prepayments and advances	184,883	152,204	8,875
Vendor Prepayments [Member]
Prepayments and advances	$ 903,024	$ 776,478	$ 845,442